     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        AUGUST 12, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
         AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 11, 2001
        AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [_] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Staro Asset Management, L.L.C.
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Colin M. Lancaster
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster              St. Francis, Wisconsin      December 5, 2003
--------------------------       ---------------------------    ----------------
(Signature)                      (City, State)                  (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           91

Form 13F Information Table Value Total:    $489,713
                                           --------------------
                                                  (thousands)

List of Other Included Managers:           None

------------------------------------------------------------------------------------------------------------------------------------

                                                                    FORM 13F
                                                           INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
         Column 1:      Column 2: Column 3:   Column 4:           Column 5:               Column 6:   Column 7:       Column 8:
                                                          ------------------------------
          Name of       Title of    CUSIP                   Shares or    Shares/   Put/  Investment    Other      Voting Authority
                                                                                                               ---------------------
           Issuer         Class   Title of      Value       Principal   Prn. Amt.  Call  Discretion   Managers  Sole   Shared  None
                                               (X$1000)      Amount
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACME ELECTRONIC CORP    COMMON    004644100      $ 1,951      226,000        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN SOFTWARE INC   COMMON    029683109      $    85       16,500        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
ACT NETWORKS INC        COMMON    000975102      $ 4,131      269,800        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC      COMMON    02364J104      $ 2,547       48,285        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
ACTIVE SOFTWARE INC     COMMON    00504E100      $   544        7,000        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
BANKATLANTIC BANCORP    COMMON    065908105      $   335       57,000        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
BURR-BROWN CORP         COMMON    122574106      $ 2,115       24,400        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE ENERGY
 RESOURCES              COMMON    084644103      $   269        7,200        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
BUFFETS INC             COMMON    119882108      $   669       52,700        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
BRADLEY REAL ESTATE INC COMMON    104580105      $ 5,902      276,950        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
BIOMATRIX INC           COMMON    09060P102      $   215        9,500        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN NATL CAN
 GROUP INC              COMMON    027714104      $ 3,827      226,800        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
CATSKILL FINANCIAL CORP COMMON    149348104      $   284       13,000        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED PAPERS INC COMMON    209759109      $ 1,463       40,000        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ENERGY GROUP   COMMON    197648108      $27,748      422,820        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
CTG RESOURCES INC       COMMON    125957100      $   739       20,150        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
CMP GROUP INC           COMMON    125887109      $ 2,401       81,919        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
DESTRON FEARING CORP    COMMON    250637105      $   173       37,500        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
DURAMED PHARMACEUTICALS
 INC                    COMMON    266354109      $ 1,438      264,372        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
EGAIN COMMUNICATIONS    COMMON    28225C103      $ 2,444      201,562        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
ESKIMO PIE CORP         COMMON    296443104      $   335       33,900        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
FIRST SEC CORP DEL      COMMON    336294103      $   716       52,800        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
TEXARKANA FIRST FINL
 CORP                   COMMON    881801104      $ 1,130       50,350        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
GLIATECH INC            COMMON    37929C103      $ 2,325      114,800        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP     COMMON    370442105      $ 3,321       57,203        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS -
 CLASS H                COMMON    370442832      $29,619      337,534        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
GENZYME CORP - TISSUE
 REPAIR                 COMMON    372917401      $    77       14,700        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
HAVEN BANCORP INC       COMMON    419352109      $   559       30,100        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
HIGHLAND BANCORP INC    COMMON    429879109      $ 2,640      108,300        SH             SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HEALTHEON WEBMD CORP            COMMON         422209106         $ 1,481      100,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
HOMEGROCER.COM INC              COMMON         43740K100         $   549       91,100      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL HOME FOODS INC    COMMON         459655106         $ 7,188      343,300      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
MARK IV INDS INC                COMMON         570387100         $   418       20,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
JASON INC                       COMMON         471171108         $19,383    2,013,775      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
JENNY CRAIG INC                 COMMON         224206102         $   397      115,500      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP               COMMON         46612J101         $ 2,132       17,787      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
JOHNS MANVILLE CORP             COMMON         478129109         $ 3,198      242,500      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
KEYSTOME FINANCIAL INC          COMMON         493482103         $   638       30,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
LYCOS INC                       COMMON         550818108         $29,149      539,800      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
LYCOS INC                       OPTION         550818908         $ 1,080          200              CALL       SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
LILLY INDUSTRIES INC - CLASS A  COMMON         532491107         $ 3,157      105,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
LJL BIOSYSTEMS INC              COMMON         501873103         $ 2,866      147,900      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
LASER POWER CORP                COMMON         51806K104         $   770      154,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
LUNAR CORP                      COMMON         550362107         $ 4,690      280,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
MCN ENERGY GROUP INC            COMMON         55267J100         $ 9,311      435,620      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
MALLINCKRODT INC                COMMON         561232109         $13,917      320,400      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
MPW INDUSTRIAL SERVICES GROUP   COMMON         553444100         $   295       38,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
NABISCO HOLDINGS CORP           OPTION         629526904         $ 3,413          650              CALL       SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
NABISCO HOLDINGS CORP           COMMON         629526104         $20,606      392,500      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY ENERGIES INC        COMMON         64352U103         $ 7,199      234,600      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
OLD GUARD GROUP INC             COMMON         679783100         $ 1,279      110,643      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
ONEMAIN.COM INC                 COMMON         68267P109         $   394       35,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
PAGING NETWORK INC              COMMON         695542100         $   590      609,200      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
PETCO ANIMAL SUPPLIES           COMMON         716016100         $ 3,346      170,500      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC GATEWAY PROPERTIES      COMMON         694330101         $   138       11,600      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
PIONEER GROUP INC               COMMON         723684106         $ 8,522      201,100      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
PRIMARK CORP                    COMMON         741903108         $ 9,717      260,850      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
POLICY MANAGEMENT SYSTEMS       COMMON         731108106         $ 1,696      110,300      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
PSC INC                         COMMON         69361E107         $ 1,335      164,300      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
QUALITY DINING INC              COMMON         74756P105         $   526      160,300      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
RELIANCE GROUP HOLDINGS INC     COMMON         759464100         $    26       35,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
RELIASTAR FINANCIAL CORP        COMMON         75952U103         $33,932      647,100      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
SCANA CORP                      COMMON         80589M102         $   483       20,000      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
SPIROS DEVELOPMENT CORP         COMMON         848936100         $   457       30,700      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECH                    COMMON         811804103         $ 6,936      126,100      SH                 SOLE        X
------------------------------------------------------------------------------------------------------------------------------------

SEAGATE TECH                       OPTION      811804903     $11,000      2,000                CALL     SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES HOLDINGS CORP     COMMON      808747109     $10,038    409,700       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
SCHEIN PHARMACEUTICAL INC          COMMON      806416103     $ 3,784    175,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
SECURITY PENNSYLVANIA FINL CORP    COMMON      814847109     $   586     35,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
STAR TELECOMMUNICATIONS INC        COMMON      854923109     $ 3,868  1,528,300       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
TERRA NETWORKS SA                  COMMON      88100W103     $ 9,896    271,350       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS INC              OPTION      882508904     $10,303      1,500                CALL     SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS INC              COMMON      882508104     $   378      5,500       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD             OPTION      902124906     $ 4,738      1,000                CALL     SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC               COMMON      911905107     $ 1,853     47,500       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
UNION CARBIDE CORP                 COMMON      905581104     $ 7,797    165,900       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
FIRST UNITED BANCSHARES ARK        COMMON      33741E104     $ 1,276     84,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
US CAN CORP                        COMMON      90328W105     $ 3,397    195,500       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
US FRANCHISE SYSTEMS INC - CL A    COMMON      902956309     $    96     20,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
VETERINARY CENTERS OF AMER INC     COMMON      925514101     $ 3,167    230,300       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
SEAGRAM LTD                       PREFERRED    811850205     $ 7,525    140,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
SEAGRAM LTD                        COMMON      811850106     $   870     15,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
VASTAR RESOURCES INC               COMMON      922380100     $36,293    441,921       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
VERIO INC                          COMMON      923433106     $31,793    573,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO                OPTION      923436909     $16,952      1,500                CALL     SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN CONVERTIBLE SECS        COMMON      920956109     $ 4,923    146,400       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
WEBVAN GROUP INC                   COMMON      94845V103     $   160     22,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
WESLEY JESSEN VISIONCARE INC       COMMON      951018100     $ 5,879    156,500       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
YOUNG & RUBICAM INC                COMMON      987425105     $11,255    196,800       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
ZIFF-DAVIS INC - ZD                COMMON      989511100     $   585     65,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------
ZIFF-DAVIS INC - ZDNET             COMMON      989511209     $    90     10,000       SH                SOLE          X
-----------------------------------------------------------------------------------------------------------------------------------